UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09053

The MP 63 Fund, Inc.

(Exact name of registrant as specified in charter)

MP 63 Fund, Inc.

555 Theodore Fremd Ave., Suite B-103

Rye, NY 10580

(Address of principal executive offices)(Zip code)

MP 63 Fund Inc.

555 Theodore Fremd Ave., Suite B-103

Rye, NY 10580

(Name and address of agent for service)

Registrant's telephone number, including area code: (914) 925-0022

Date of fiscal year end: February 28

Date of reporting period: February 28, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Dear Fellow Shareholders,

February 28, 2009 marked the end of our tenth fiscal year, a period marked by a sharp decline in the stock market. While we were certainly not immune to the losses brought on by the negative environment, certain highlights confirmed our fundamental strengths:

1.

We passed the $1 million mark in dividends received from our component companies for the first time, receiving $1,065,790, up 12.7% from $945,657 a year earlier.

2.

We lowered total expenses by 8.6%, to $344,532, from $377,070 in the previous fiscal year. So the increase in the expense ratio (from 0.88% to 0.96%) was entirely a function of lower asset values. We believe that a market recovery should help us to once again lower the expense ratio.

3.

We once again increased our annual dividend, paying 20.83¢ per share, up 8.0% from 19.28¢ a year earlier. Since inception, the fund has paid a total of $2.13791 per share in dividends and capital gains distributions.

4.

We limited portfolio turnover to 10.66%, despite replacing seven components during the fiscal year.

We think that these are good indications that our fundamental approach has continued to work well, despite the difficult investment climate.

    As we begin our second decade of operations, our focus remains on the long term, during which we believe that a more rewarding stock market environment should confirm the wisdom of owning high-quality companies and adding to them on a consistent basis.

    DRIPX shareholders should once again be congratulated for their restraint, having largely resisted the emotional selling exhibited by others. We hope that you will join us in continuing to add to your holdings on a regular basis, allowing us to potentially take advantage what we believe are compelling opportunities in the stock market over the long term.

<signed>Vita Nelson and David Fish, co-managers

<April 28, 2009>

Must be preceded or accompanied by a prospectus.

-Mutual fund investing involves risk. Principal loss is possible.

Past performance is not a guarantee of future results.

Quasar Distributors, LLC, Distributor. (5/09)

S&P 500 Index is an unmanaged composite of 500 large-capitalization companies. You cannot invest directly in an index.

The performance information shown represents past performance and should not be interpreted as indicative of the Fund's future performance. The performance also reflects reinvestment of all dividend and capital gain distributions.

The graph does not reflect deduction for taxes shareholders would pay on fund distributions and redemption of shares. Return and share price will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

        The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

The MP63 Fund, Inc.

		Schedule of Investments
		February 28, 2009
Shares/Principal Amount of Assets		Market Value

COMMON STOCKS - 99.24%

Automotive Parts- Retail/Wholesale - 1.01%
8,400	Genuine Parts Co.	$ 236,376

Automobile - Manufacturing - 1.18%
4,400	Toyota Motor Corp. (Japan)	277,816

Banks- Money Center - 0.37%
22,200	Bank of America Corp.	87,690

Banks - Regional - 2.21%
21,400	BB&T Corp.	345,182
12,200	US Bancorp	174,582
		519,764
Beverages- Alcoholic/Soft Drink - 1.20%
6,900	Coca-Cola Corp.	281,865

Building Products- Retail/Whole - 0.82%
8,100	Black & Decker Corp.	191,727

Chemicals- Diversified - 0.84%
18,100	RPM International, Inc.	196,204

Chemicals - Specialty - 4.20%
17,400	Praxair, Inc.	987,450

Commercial Services - 3.25%
24,000	Ecolab, Inc.	762,720

Communications Equipment - 2.24%
56,200	Nokia Corp. (Finland) ADR	526,032

Computer- Mini/Micro - 2.29%
18,500	Hewlett-Packard Co.	537,055

Containers- Paper/Plastic - 1.25%
15,800	Bemis Co., Inc.	293,406

Cosmetics & Personal Care - 4.10%
24,300	Avon Products, Inc.	427,437
8,900	Colgate-Palmolive Co.	535,602
		963,039
Diversified Operations - 5.14%
6,800	3M Company	309,128
18,700	Corning, Inc.	197,285
13,700	Fortune Brands	325,375
20,300	General Electric Co.	172,753
5,000	United Technologies Corp.	204,150
		1,208,691
Electronic Equipment - 1.58%
13,900	Emerson Electric Co.	371,825

Electronic- Semiconductors - 1.89%
34,900	Intel Corp.	444,626

Finance- Investment Management - 1.79%
9,200	Franklin Resources, Inc.	421,360

Financial Services - 6.88%
9,500	Bank of New York Mellon Corp.	210,615
8,500	Cash America International, Inc.	122,400
15,600	H&R Block, Inc.	297,960
44,700	Paychex, Inc.	986,082
		1,617,057
Food- Misc. Preparation - 2.88%
15,900	ConAgra Foods, Inc.	239,772
13,700	Hormel Foods Corp.	436,071
		675,843
Insurance- Life/Property/Casual - 3.20%
26,900	AFLAC, Inc.	450,844
8,300	Travelers Companies, Inc.	300,045
		750,889
Leisure Products - 1.28%
16,400	Polaris Industries, Inc.	301,924

Machinery - Const./Mining/Farming - 1.06%
20,600	Amcol International Corp.	248,642

Machinery- Electrical Equipment - 3.40%
9,700	Dover Corp.	241,918
36,100	Johnson Controls, Inc.	410,818
14,800	Tennant Company	145,928
		798,664
Manufacturing - 3.52%
15,300	Illinois Tool Works, Inc.	425,340
13,400	Ingersoll-Rand Co.	190,012
10,100	Pentair, Inc.	210,787
		826,139
Medical Instruments/Products - 3.07%
24,400	Medtronic, Inc.	721,996

Medical Drugs - 6.26%
10,400	Abbott Laboratories	492,336
12,700	Johnson & Johnson	635,000
28,000	Pfizer, Inc.	344,680
		1,472,016
Oil & Gas- International - 4.92%
12,100	BP Plc (United Kingdom) ADR	464,156
10,200	Exxon Mobil Corp.	692,580
		1,156,736
Paper & Paper Products - 1.76%
8,100	International Paper Co.	46,089
7,800	Kimberly Clark Corp.	367,458
		413,547

Retail- Variety Stores - 1.10%
6,100	Costco Wholesale Corp.	258,274

Retail/Wholesale- Building Products - 1.49%
16,800	Home Depot, Inc.	350,952

Services-Prepackaged Software - 3.88%
56,500	Microsoft Corp.	912,475

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.47%
2,300	Proctor & Gamble Co.	110,791

Telecommunications Services - 2.56%
10,900	AT&T Corp.	259,093
13,000	Centurytel, Inc.	342,290
		601,383
Textile- Apparel/Mill Products - 1.77%
8,000	VF Corp.	415,200

Transportation- Equipment/Leasing - 0.59%
6,100	Ryder Systems, Inc.	139,446

Transportation- Railroads - 1.15%
7,200	Union Pacific Corp.	270,144

Utility- Electric - 6.68%
20,200	Duke Energy Corp.	272,094
10,400	Edison International	283,088
8,600	FPL Group, Inc.	389,838
41,200	MDU Resources Group, Inc.	623,768
		1,568,788
Utility-Gas Distribution - 2.96%
12,400	National Fuel Gas Co.	375,844
10,600	SCANA Corp.	319,378
		695,222
Utility- Water - 3.00%
38,300	Aqua America, Inc.	704,720

Total for Common Stock (Cost $34,247,794) - 99.24%		23,318,494

Cash & Equivalents - 0.47%
110,258	SEI Daily Income Trust Govt. Bond (Cost $110,258) 0.47%*	110,258

	Total Investments - 99.71% (Cost $34,358,052) (Note 4)	23,428,752

	Other Assets Less Liabilities - 0.29%	67,977

	Net Assets - 100.00%	$ 23,496,729

* Variable Rate Security
ADR- American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

The MP63 Fund, Inc.

Statement of Assets and Liabilities
February 28, 2009

Assets:
Investments at Market Value (Cost $34,358,052)	$ 23,428,752
Receivables
Dividends and Interest	113,452
Prepaid Expenses	14,038
Total Assets	23,556,242
Liabilities
Due to Custodian	10,987
Accrued Expenses	41,232
Accrued Management Fees	7,294
Total Liabilities	59,513

Net Assets	$ 23,496,729

Net Assets Consist of:
Capital Stock, $.001 par value; 1 billion shares
authorized; 3,400,434 shares issued and outstanding	$ 3,400
Additional Paid in Capital	35,111,854
Accumulated Undistributed Net Investment Income	110,440
Realized Loss on Investments - Net	(799,665)
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	(10,929,300)
Net Assets	$ 23,496,729

Net Asset Value and Offering Price ($23,496,729/3,400,434)	$ 6.91

Redemption Price Per Share ($6.91 x .98)*	$ 6.77

* The Fund will deduct a 2% redemption fee from redemption proceeds if purchased and redeemed within 6 months.

The MP63 Fund, Inc.

Statement of Operations
For the year ended February 28, 2009
Investment Income:
Dividend Income	$ 1,065,790
Interest Income	3,007
Total Investment Income	1,068,797
Expenses:
Investment advisor fees	124,178
Administration fees	48,145
Fund servicing expense	42,001
Registration fees	33,559
Printing and postage expense	12,648
Compliance fees	12,001
Miscellaneous expense	9,598
Custody fees	8,669
Legal fees	21,327
Director fees	11,700
Audit fees	20,706
Total Expenses	344,532

Net Investment Income	724,265

Realized and Unrealized Loss on Investments:
Realized Loss on Investments	(754,818)
Unrealized Depreciation on Investments	(16,426,356)
Net Realized and Unrealized Loss on Investments	(17,181,174)

Net Decrease in Net Assets from Operations	$ (16,456,909)

The accompanying notes are an integral part of these financial statements.

The MP63 Fund, Inc.

Statements of Changes in Net Assets

	For the Years Ended
	February 28, 2009	February 28, 2008
From Operations:
Net Investment Income	$ 724,265	$ 576,664
Net Realized Gain (Loss) on Investments	(754,818)	387,118
Net Unrealized Appreciation (Depreciation)	(16,426,356)	(2,217,443)
Increase (Decrease) in Net Assets from Operations	(16,456,909)	(1,253,661)
From Distributions to Shareholders:
Net Investment Income	(686,817)	(613,907)
Net Realized Gain from Security Transactions	-	(2,243,913)
Change in Net Assets from Distributions	(686,817)	(2,857,820)
From Capital Share Transactions
Proceeds From Sale of Shares	3,200,917	3,681,195
Shares Issued on Reinvestment of Dividends	683,991	2,847,660
Cost of Shares Redeemed
(net of redemption fees $15,366 and $7,176, respectively)	(3,236,473)	(3,562,533)
Net Increase from Shareholder Activity	648,435	2,966,322

Net Decrease in Net Assets	(16,495,291)	(1,145,159)

Net Assets at Beginning of Period	39,992,020	41,137,179
Net Assets at End of Period (Including Undistributed Net
Investment Income of $110,440 and $72,992, respectively)	$ 23,496,729	$ 39,992,020

Share Transactions:
Issued	305,513	270,988
Reinvested	80,659	215,080
Redeemed	(291,321)	(260,249)
Net increase in shares	94,851	225,819
Shares outstanding beginning of period	3,305,583	3,079,764
Shares outstanding end of period	3,400,434	3,305,583

The accompanying notes are an integral part of these financial statements.

The MP63 Fund, Inc.

Financial Highlights
Selected data for a share outstanding throughout the period:	For the	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	February 28, 2009	February 29, 2008	February 28, 2007	February 28, 2006	February 28, 2005	February 29, 2004
Net Asset Value -
Beginning of Period	$ 12.10	$ 13.36	$ 12.48	$ 11.91	$ 11.01	$ 8.09
Net Investment Income	0.22	0.18	0.17	0.15	0.10	0.07
Net Gains or Losses on Securities
(realized and unrealized)	(5.20)	(0.51)	1.13	0.55	0.90	2.92
Total from Investment Operations	(4.98)	(0.33)	1.30	0.70	1.00	2.99

Distributions (From Net Investment Income)	(0.21)	(0.19)	(0.17)	(0.13)	(0.09)	(0.07)
Distributions (From Capital Gains)	0.00	(0.74)	(0.25)	0.00	(0.01)	0.00
Total Distributions	(0.21)	(0.93)	(0.42)	(0.13)	(0.10)	(0.07)

Net Asset Value -
End of Period	$ 6.91	$ 12.10	$ 13.36	$ 12.48	$ 11.91	$ 11.01

Total Return (a)	(41.49)%	(3.08)%	10.40%	5.91%	9.06%	37.01%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	23,497	39,992	41,137	37,726	33,344	27,799
Ratio of Expenses to Average Net Assets	0.96%	0.88%	0.97%	1.02%	1.22%	1.25%
Ratio of Net Income to Average Net Assets	2.04%	1.34%	1.28%	1.23%	0.85%	0.75%
Portfolio Turnover Rate	10.66%	4.75%	25.90%	6.58%	8.77%	9.16%

(a) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gain distributions and assume no redemption fees.

The accompanying notes are an integral part of these financial statements.

THE MP63 FUND, INC.

Notes to Financial Statements

February 28, 2009

NOTE 1. ORGANIZATION

The MP63 Fund (the "Fund") is organized as a Maryland Corporation, incorporated on October 13, 1998, and registered as an open-end, diversified, management investment company under the Investment Company Act of 1940, as amended.  The Fund's business and affairs are managed by its officers under the direction of its Board of Directors.  The Fund's investment objective is to seek long-term capital appreciation for shareholders.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.

Security Valuation - Portfolio securities traded on a national securities exchange are stated at the last reported sales price or a market’s official close price on the day of valuation. Portfolio securities for which market quotations are readily available are valued at market value. Portfolio securities for which market quotations are not considered readily available are valued at fair value on the basis of valuations furnished by a pricing service approved by the Board of Directors. The pricing service determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. There were no securities valued under this pricing service for 2008 or 2007.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs," to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the

THE MP63 FUND, INC.

Notes to Financial Statements

February 28, 2009

use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund's assets carried at fair value:

                                                                                               Investments            Other Financial

Valuation Inputs:                                                  In Securities            Instruments

Level 1 – Quoted Prices                                         $23,428,752             $          -

Level 2 – Significant Other Observable Inputs                       -                          -

Level 3 – Significant Unobservable Inputs                             -                          -

Total                                                                       $23,428,752             $          -

B.

Security Transactions and Related Investment Income - Securities transactions are accounted for on the trade date.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on the accrual basis.

C.

Federal Income Taxes - The Fund complies with requirements of the Internal Revenue Code applicable to regulated investment companies, distributing all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.

The Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 – Accounting for Uncertainty in Income Taxes, on January 1, 2007. FASB Interpretation No. 48 requires that the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that based on their technical merits, they don’t have a more than 50 percent likelihood of being sustained upon examination. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

D.

Dividends and Distributions to Shareholders - The Fund records dividends and distributions to shareholders on the ex-dividend date. The Fund will distribute its net investment income, if any, and net realized capital gains, if any, annually.

E.

Credit Risk - Financial instruments that potentially subject the Fund to credit risk include cash deposits in excess of federally insured limits.

F.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of

THE MP63 FUND, INC.

Notes to Financial Statements

February 28, 2009

G.

the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

NOTE 3.  INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED PARTY

  TRANSACTIONS

The Fund has entered into an investment advisory agreement (the "Agreement") with The Moneypaper Advisor, Inc. (the "Advisor").  Under this Agreement, the Advisor provides the Fund with investment advice and supervises the Fund's management and investment programs.  As compensation for the services rendered, the Fund pays the Advisor a fee accrued daily based on an annualized rate of .35% of the daily net asset value.  For the year ended February 28, 2009, the Advisor earned fees of $124,178.

The Advisor has voluntarily agreed to defer its advisory fee and to reimburse the Fund for other expenses if the total operating expenses of the Fund exceed an annual rate of 1.25% of average daily net assets.  Under the terms of the Agreement, fees deferred or expenses reimbursed by the Advisor are subject to reimbursement by the Fund, if so requested by the Advisor, up to five years from the fiscal year the fee or expense was incurred. However, no reimbursement payment will be made by the Fund if it would result in the Fund exceeding the voluntary expense limitation described above.

An affiliate of the Advisor provides certain administrative services to the Fund. These expenses amounted to $48,145 during the year ended February 28, 2009.

The Fund has an administrative agreement with Mutual Shareholder Services (The "Administrator"). Under this agreement, the Administrator provides the Fund with administrative, transfer agency, and fund accounting services.  Mutual Shareholder Services charges an annual fee of approximately $42,000 for services rendered based on the Fund’s current asset size.

The Fund is responsible for the cost of printing, postage, telephone costs and certain other out-of-pocket expenses. Vita Nelson is an officer and director of the Advisor and also an officer and director of the Fund.

The Fund currently pays each Director an annual retainer of $2,000.

The Chief Compliance Officer is paid $1,000 per month.  For the year ended February 28, 2009 the Chief Compliance Officer was paid $12,000.

NOTE 4. INVESTMENT TRANSACTIONS

For the year ended February 28, 2009, purchases and sales of securities, excluding short-term   investments, aggregated $4,600,238 and $3,750,825, respectively.  As of February 28, 2009, cumulative unrealized depreciation amounted to the follow:

             Unrealized appreciation                               $      1,136,199

Unrealized depreciation

  (12,065,499)

Net unrealized depreciation

$ (10,929,300)

THE MP63 FUND, INC.

Notes to Financial Statements

February 28, 2009

For Federal income tax purposes, the cost of investments owned at February 28, 2009 was $34,358,052.

NOTE 5. TAX INFORMATION

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary.  Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character.  Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.  Differences in classification may also result from the treatment of short-term gain as ordinary income for tax purposes.

As of February 28, 2009, the components of net assets on a tax basis were as follows:

Ordinary income                                             $       110,440

Long term loss                                                $     (799,665)

Unrealized appreciation                                  $    1,136,199

Unrealized depreciation                                  $(12,065,499)

The tax character of distributions paid during the fiscal year ended February 28, 2009 was as follows:

Distributions paid from:

   Ordinary income

$   686,817

   Long term capital gains

                 0

      Total

                                               $    686,817

THE MP 63 FUND INC

Financial Statements

With Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of

The MP63 Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of The MP63 Fund, Inc. (the “Fund”), including the schedule of investments as of , and the related statements of operations and changes in net assets for the year than ended, the statement of changes in net assets for the years ended  and , and the financial highlights for the years ended , , February 28, 2007, 2006 and 2005. The financial highlights for the years ended February 29, 2004 were audited by Mendlowitz Weitsen, LLP, who merged with WithumSmith+Brown, P.C. as of January 1, 2005, and whose report dated April 1, 2004 expressed an unqualified opinion on those statements.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights.  Our procedures included confirmation of investments owned as of , by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The MP63 Fund, Inc as of , the results of its operations, changes in its net assets and the financial highlights as described above in conformity with accounting principles generally accepted in the United States of America.

/s/ WithumSmith+Brown, P.C.

New Brunswick, NJ

April 23, 2009

Expense Example

As a shareholder of the MP63 Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2008 through February 28, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The MP 63 Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2008	February 28, 2009	September 1, 2008 to February 28, 2009

Actual	$1,000.00	$585.10	$7.67
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.26	$9.75

* Expenses are equal to the Fund's annualized expense ratio of 1.94%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

The Board of Directors supervises the business activities of the Fund.  The names of the Directors and principal officers of the Fund are shown below.  For more information regarding the Directors, please refer to the Statement of Additional Information, which is available free upon request by calling 1-877-676-3386.

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served 1	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held By Director

Disinterested Directors:

Ted S. Gladstone Age: 76 555 Theodore Fremd Ave., Suite B103 Rye, NY 10580	Director	Indefinite – since 1998	President, Gladstone Development Corporation (real estate development)	1	None
Gloria Schaffer Age: 77 555 Theodore Fremd Ave., Suite B103 Rye, NY 10580	Director	Indefinite – since 1998	Partner, CA White (real estate development)	1	None
Richard Yaffa Age: 76 555 Theodore Fremd Ave., Suite B103 Rye, NY 10580	Director	Indefinite – since 2005	President, Manhattan Products, Inc.	1	None

Interested Directors:

Vita Nelson 1,2 Age: 70 555 Theodore Fremd Ave., Suite B103 Rye, NY 10580	Director	Indefinite – since 1998	President, Editor and Publisher of The Moneypaper, Inc. (newsletter)	1	Director, The Moneypaper Advisor, Inc.; Director, Temper of the Times Communications, Inc. Director, Moneypaper, Inc.

Principal Officers who are not Directors:

Lester Nelson 1 Age: 79 555 Theodore Fremd Ave., Suite B103 Rye, NY 10580	Secretary	Indefinite – since 1998	Law Firm of Lester Nelson	1	Director, Moneypaper Advisor, Inc.; Director, Temper of the Times Communications, Inc. Director, Moneypaper, Inc.
David Fish Age: 59 555 Theodore Fremd Ave., Suite B103 Rye, NY 10580	Treasurer	Indefinite – since 2003	Executive Editor of The Moneypaper, Inc. (newsletter)	1	None

(1)

Vita Nelson and Lester Nelson are married

(2)

Vita Nelson is President of the Fund and a Director of the Fund’s Advisor, The Moneypaper Advisor, Inc. and therefore, is an “Interested Director” of the Fund.

THE MP63 FUND, INC.

Additional Information (Unaudited)

February 28, 2009

Information Regarding Proxy Voting

A description of the policies and procedures that these Funds use to determine how to vote proxies relating to portfolio securities and information regarding how these Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at 1-877-676-3386 and (2) from Funds’ documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Fund file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund first and third fiscal quarters end on May 31 and November 30. The Fund Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Funds at 1-877-676-3386.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

 For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Directors has determined that the registrant does not have an audit committee financial expert. The audit committee members and the full Board determined that, although none of its members meet the technical definition of an audit committee financial expert, the committee has sufficient financial expertise to adequately perform its duties under the Audit Committee Charter without the addition of a qualified expert.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2008

$ 13,500

FY 2009

$ 13,500

Disclose the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.]

(b)

Audit-Related Fees

Registrant

Adviser

FY 2008

 NONE

NONE

FY 2009

 NONE

NONE

Nature of the fees:

(c)

Tax Fees

Registrant

Adviser

FY 2008

$ 1,200

NONE

FY 2009

$ 1,200

NONE

Nature of the fees:

For 2006, preparation of the corporate federal and state income tax returns; excise tax return and review calculation of dividend distribution for tax purposes.

For 2007, preliminary preparation of the corporate federal and state income tax returns

(d)

All Other Fees

Registrant

Adviser

FY 2008

 NONE

NONE

FY 2009

 NONE

NONE

Nature of the fees:

(e)

(1)   Disclose the  audit   committee's   pre-approval   policies  and procedures described  in  paragraph   (c)(7)  of  Rule  2-01  of Regulation S-X.

The MP63 Fund’s

AUDIT COMMITTEE POLICY

ON

PRE-APPROVAL OF SERVICES PROVIDED BY THE INDEPENDENT ACCOUNTANTS

The Audit  Committee of The MP63 Fund,  Inc. (the "Fund") is charged with the  responsibility  to  monitor  the  independence  of the  Fund's  independent accountants.   As  part  of  this  responsibility,   the  Audit  Committee  must pre-approve any independent  accounting firm's engagement to render audit and/or permissible  non-audit  services,  as required by law. In  evaluating a proposed engagement of the independent  accountants,  the Audit Committee will assess the effect  that  the  engagement  might  reasonably  be  expected  to  have  on the accountant's independence. The Committee's evaluation will be based on:

O

a review of the nature of the professional services expected to be provided,

O

a review of the safeguards put into place by the accounting firm to safeguard independence, and

O

periodic meetings with the accounting firm.

POLICY FOR AUDIT AND NON-AUDIT SERVICES PROVIDED TO THE FUNDS

On an annual basis,  the scope of audits for the Fund,  audit fees and expenses, and audit-related and non-audit  services (and fees proposed in respect thereof) proposed to be performed by the Fund's independent accountants will be presented by the  Treasurer and the  independent  accountants  to the Audit  Committee for review and, as  appropriate,  approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the  independence of the  independent  accountants.  Proposed  services shall be described  in  sufficient  detail to enable  the Audit  Committee  to assess the appropriateness  of  such  services  and  fees,  and  the  compatibility  of the provision of such services with the auditor's independence.  The Committee shall receive  periodic  reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chairman pursuant to authority delegated in this Policy.

The categories of services  enumerated  under "Audit  Services",  "Audit-related Services",  and "Tax Services" are intended to provide guidance to the Treasurer and the  independent  accountants  as to those  categories of services which the Committee  believes  are  generally  consistent  with  the  independence  of the independent  accountants  and which the Committee  (or the  Committee  Chairman) would expect upon the  presentation of specific  proposals to  pre-approve.  The enumerated   categories  are  not  intended  as  an  exclusive  list  of  audit, audit-related  or tax services  which the Committee (or the Committee  Chairman) would consider for pre-approval.

AUDIT SERVICES

The following  categories of audit services are considered to be consistent with the role of the Fund's independent accountants:

O

Annual Fund financial statement audits

O

SEC and regulatory filings and consents

AUDIT-RELATED SERVICES

The  following  categories  of  audit-related  services  are  considered  to  be consistent with the role of the Fund's independent accountants:

O

Accounting consultations

O

Agreed upon procedure reports

O

Attestation reports

O

Other internal control reports

Individual  audit-related  services that fall within one of these categories and are not  presented  to the Audit  Committee  as part of the annual  pre-approval process will be subject to pre-approval by the Committee Chairman  (or  any other Committee member on whom this  responsibility has  been delegated).

TAX SERVICES

The following  categories of tax services are  considered to be consistent  with the role of the Fund's independent accountants:

O

Tax compliance services related to the filing or amendment of the following:

O

Federal, state and local income tax compliance; and

O

Sales and use tax compliance

O

Timely RIC  qualification  reviews

O

Tax  distribution  analysis and planning

O

Accounting  methods studies

O

Tax consulting  services and related projects

The Fund’s independent accountants do not perform individual tax services for management individuals of the Fund.  Other permitted services are subject to an Audit Committee pre-approval process.

OTHER NON-AUDIT SERVICES

Certain  non-audit  services  that  the  independent   accountants  are  legally permitted to render will be subject to  pre-approval  by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any  pre-approval  decisions made pursuant to this Policy.  Non-audit services presented for pre-approval  pursuant to this paragraph will be accompanied by a confirmation  from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

PROSCRIBED SERVICES

The Fund's  independent  accountants  will NOT render  services in the following categories of non-audit services:

O

Bookkeeping  or other services related to  the accounting records or financial statements of the Fund

O

Financial information systems design and implementation

O

Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

O

Actuarial services

O

Internal audit outsourcing services

O

Management functions or human resources

O

Broker or dealer, investment adviser, or investment banking services

O

Legal services and expert services unrelated to the audit

O

Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

PRE-APPROVAL OF NON-AUDIT SERVICES PROVIDED TO THE MONEYPAPER ADVISORS, INC. AND THE MONEYPAPER ADVISORS, INC. AFFILIATES

Certain  non-audit  services provided to The Moneypaper Advisors, Inc.  or any  entity  controlling,  controlled  by or under  common control with The Moneypaper Advisors, Inc. that provides ongoing services to the Fund (The Moneypaper Advisors, Inc. Affiliates) will be subject  to  pre-approval  by the Audit  Committee.  The only  non-audit services  provided to these  entities that will require  pre-approval  are those RELATED  DIRECTLY  TO THE  OPERATIONS  AND  FINANCIAL  REPORTING  OF  THE  FUND.  Individual projects that are not presented to the Audit Committee as part of the annual  pre-approval  process,  will be subject to pre-approval by the Committee Chairman (or any other  Committee  member on whom this  responsibility  has been delegated  Services presented for pre-approval pursuant to this paragraph will be accompanied  by a  confirmation  from  both the  Treasurer  and the  independent accountants   that  the  proposed   services  will  not  adversely   affect  the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services  provided to The Moneypaper Advisors, Inc. Affiliates,  the  Committee  will  receive  an  annual  report  from the  Fund's independent accounting firm showing the aggregate fees for all services provided to The Moneypaper Advisors, Inc. and The Moneypaper Advisors, Inc. Affiliates.

(2)

Percentages of Services Approved by the Audit Committee

Registrant

Adviser

Audit-Related Fees:

100%

NONE

Tax Fees:

100%

NONE

All Other Fees:

NONE

NONE

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY2008

$ 1,200

FY2009

$ 1,200

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.

Richard Yaffa

Ted Gladstone

Gloria L. Schaffer

Item 6.  Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not yet applicable.

Item 9.  Purchase of Equity Securities By Closed End Management Investment Company and Affiliates.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No Changes.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of April 19, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   EX-99.CODE ETH. Filed herewith.

(a)(2)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)   Not applicable.

(b)       Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The MP 63 Fund, Inc.

By /s/Vita Nelson

*Vita Nelson

President

(principal executive officer)

Date May 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Vita Nelson

*Vita Nelson

President

(principal executive officer)

Date May 8, 2009

By /s/David Fish

*David Fish

Treasurer

(principal financial officer)

Date May 8, 2009

* Print the name and title of each signing officer under his or her signature.